SEGMENT DATA AND RELATED INFORMATION - Schedule of Net Sales by Classes of Similar Products - 10K (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Net sales	$ 488.9	$ 521.9	$ 471.5	$ 482.4	$ 438.5	$ 501.0	$ 472.3	$ 497.9	$ 469.8	$ 928.5	$ 920.9	$ 1,914.3	$ 1,941.0	$ 1,494.7
Color cosmetics [Member]
Revenue from External Customer [Line Items]
Net sales	$ 263.4			$ 266.0						$ 487.7	$ 505.5	$ 1,026.4	$ 1,032.4	$ 926.4
Percentage of net sales by classes of similar products	54.00%			55.00%						52.00%	55.00%	54.00%	53.00%	62.00%
Hair care [Member]
Revenue from External Customer [Line Items]
Net sales	$ 134.7			$ 130.0						$ 266.8	$ 256.9	$ 522.1	$ 545.0	$ 263.9
Percentage of net sales by classes of similar products	27.00%			27.00%						29.00%	28.00%	27.00%	28.00%	18.00%
Beauty care and fragrance [Member]
Revenue from External Customer [Line Items]
Net sales	$ 90.8			$ 86.4						$ 174.0	$ 158.5	$ 365.8	$ 363.6	$ 304.4
Percentage of net sales by classes of similar products	19.00%			18.00%						19.00%	17.00%	19.00%	19.00%	20.00%